Loans receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Loans Receivables
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Loans receivable at amortized cost	762,992	754,393
Accrued interest	377,983	398,610
Gross loans receivable	1,140,975	1,153,003
Less: Credit impairment losses	(478,792)	(597,870)
Loans receivable, net of credit impairment losses	662,183	555,133

Schedule Of Changes In Credit Impairment Losses Of Loans Receivable
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Credit impairment losses as at January 1	423,773	478,792
Charge to statement of profit	55,264	119,078
Novated to a related party	(245)	-
Credit impairment losses as of December 31	478,792	597,870